Investment Strategy - First Eagle Overseas Variable Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective, under normal circumstances the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights to purchase a company’s securities, and convertible securities, issued by non-U.S. companies. The Fund may invest in securities traded in mature markets (for example, Canada, Japan, Germany and France) and in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value (“fundamental value” is a term commonly used by value investors to refer to their estimate of the value an educated buyer would place on a company as a whole). Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts) and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment). The Fund may invest up to 20% of its total assets in debt instruments (e.g., notes and bonds). Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt instruments (without regard to credit rating or time to maturity), including short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The Fund may make certain investments through one or more special purpose trading subsidiaries (each, a “Subsidiary”). Any Subsidiary will be a wholly-owned and controlled subsidiary of the Fund. Generally, any Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies.